Expenses - Schedule of Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expense By Nature [Abstract]
Costs of mining	$ 33,359	$ 57,854	$ 41,397
Crushing and gold recovery costs	51,474	48,981	32,081
Mine site administration costs	8,482	7,342	5,534
Transport and refining	484	269	253
Royalties	4,101	2,792	527
Change in inventories	7,190	(14,975)	(9,974)
Production costs	105,090	102,263	69,818
Depreciation and depletion	9,170	8,600	4,641
Cost of sales (including depreciation and depletion)	$ 114,260	$ 110,863	$ 74,459